Income Taxes (Details) - Schedule of reconciliation of statutory income tax rate - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of statutory income tax rate [Abstract]
Income (loss) before tax		$ 241,225	$ 202,320	$ (29,880)
Multiplied by the statutory income tax rates		26.46%	26.56%	26.59%
Tax expenses income at applicable tax rate		$ 63,828	$ 53,736	$ (7,945)
Income tax recorded at rates different from the Canadian tax rate		(22,875)	(13,017)	(10,823)
Permanent differences		1,548	(6,760)	50,458
Effect on deferred tax balances due to changes in income tax rates		(885)	(2,829)	(427)
Effect of temporary differences not recognized as deferred tax assets		(43,941)	(16,681)	35,416
Previously unrecognized temporary differences				(6,110)
Adjustments related to prior periods	[1]	(1,467)	(311)
Other	[1]	(561)	984	487
Tax (recovery) expense		$ (4,353)	$ 15,122	$ 61,056
Effective income tax rate		(1.80%)	7.47%	(204.34%)

[1]	Certain comparative figures have been reclassified to conform to the current year presentation.